GOODWILL AND BUSINESS ACQUISITIONS - Schedule of Goodwill Acquired (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 10, 2021
Business Acquisition [Line Items]
Goodwill	$ 0	$ 68,421	$ 156
Impairment	(64,252)	0	$ 0
Vindara Inc. [Member]
Business Acquisition [Line Items]
Goodwill	14,430	14,430		$ 14,430
Kalera GmbH
Business Acquisition [Line Items]
Goodwill	43,813	47,982
Kalera Middle East
Business Acquisition [Line Items]
Goodwill	5,853	5,853
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill	$ 156	$ 156